Domestic and Foreign Total Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenues	$ 2,155,551	$ 2,031,901	$ 1,713,616
Domestic
Segment Reporting Information [Line Items]
Total revenues	2,113,068	1,987,228	1,669,896
Foreign
Segment Reporting Information [Line Items]
Total revenues	$ 42,483	$ 44,673	$ 43,720